                                                                               .
                                                                               .
                                                                               .

                                                      (COLUMBIA MANAGEMENT LOGO)

          SUPPLEMENT DATED NOV. 8, 2010 TO EACH PROSPECTUS LISTED BELOW

FUND NAME (THE "FUNDS")                                                   PROSPECTUS(ES) DATED
---------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive Fund                           April 1, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative Fund                         April 1, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Aggressive Fund                  April 1, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Conservative Fund                April 1, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Fund                             April 1, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Total Equity Fund                         April 1, 2010         --
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010 Fund                                   June 29, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015 Fund                                   June 29, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020 Fund                                   June 29, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025 Fund                                   June 29, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030 Fund                                   June 29, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035 Fund                                   June 29, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040 Fund                                   June 29, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045 Fund                                   June 29, 2010   Sept. 27, 2010
---------------------------------------------------------------------------------------------------


FOR COLUMBIA RETIREMENT PLUS 2010 FUND, COLUMBIA RETIREMENT PLUS 2015 FUND, COLUMBIA RETIREMENT PLUS 2020 FUND, COLUMBIA RETIREMENT PLUS 2025 FUND, COLUMBIA RETIREMENT PLUS 2030 FUND, COLUMBIA RETIREMENT PLUS 2035 FUND, COLUMBIA RETIREMENT PLUS 2040 FUND AND COLUMBIA RETIREMENT PLUS 2045 FUND

For each prospectus, Table 3 under the section titled "More Information About the Funds -- Choosing Investment Categories and Investing in Underlying Funds" is replaced in its entirety with the following:

CHOOSING INVESTMENT CATEGORIES AND INVESTING IN UNDERLYING FUNDS

After determining the current asset class allocation for each Fund, the investment manager then determines the amount each Fund will invest in eligible underlying funds. Table 3 below identifies the particular underlying fund currently considered to be representative of the investment category. Therefore, allocation to a specified investment category is currently anticipated to result in an allocated investment to the corresponding eligible underlying fund. The Fund's Form N-Q filings with the SEC show actual asset and category allocations as of certain fiscal quarter-ends. These filings can be found at the SEC website at http://www.sec.gov or can be obtained without charge, upon request, by calling 800.345.6611.

                  TABLE 3.  INVESTMENT CATEGORY RANGES BY FUND

------------------------------------------------------------------------------------------------------------------------
ASSET CLASS
(TARGET                                                                                 FUND
RANGES                                                       TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS*
SET FORTH                                                 --------------------------------------------------------------
IN           INVESTMENT                                    2010    2015    2020    2025    2030    2035    2040    2045
TABLE 2)     CATEGORY      ELIGIBLE UNDERLYING FUND**      FUND    FUND    FUND    FUND    FUND    FUND    FUND    FUND
------------------------------------------------------------------------------------------------------------------------
FIXED        U.S.          Columbia Bond Fund              0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
INCOME,      Investment
CASH AND     Grade Bonds
ALTERNATIVE
INVESTMENT
STRATEGIES
                          ----------------------------------------------------------------------------------------------
                           Columbia Diversified Bond       0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Limited Duration       0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                           Credit Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Corporate Income       0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Intermediate Bond      0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Short Term Bond Fund   0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                          ----------------------------------------------------------------------------------------------
                           Columbia U.S. Government        0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                           Mortgage Fund
            ------------------------------------------------------------------------------------------------------------

             TIPS/Go-      Columbia Inflation Protected    0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
             vernment      Securities Fund
             Bonds
                          ----------------------------------------------------------------------------------------------
                           Columbia U.S. Treasury Index    0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                           Fund
            ------------------------------------------------------------------------------------------------------------

             Interna-      Columbia Global Bond Fund       0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
             tional
             Bonds
                          ----------------------------------------------------------------------------------------------
                           Columbia International Bond     0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                           Fund
            ------------------------------------------------------------------------------------------------------------

             Emerging      Columbia Emerging Markets       0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
             Markets       Bond Fund
             Bonds

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
ASSET CLASS
(TARGET                                                                                 FUND
RANGES                                                       TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS*
SET FORTH                                                 --------------------------------------------------------------
IN           INVESTMENT                                    2010    2015    2020    2025    2030    2035    2040    2045
TABLE 2)     CATEGORY      ELIGIBLE UNDERLYING FUND**      FUND    FUND    FUND    FUND    FUND    FUND    FUND    FUND
------------------------------------------------------------------------------------------------------------------------
             U.S. High     Columbia High Yield Bond Fund   0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
             Yield Bonds
                          ----------------------------------------------------------------------------------------------
                           Columbia Income Opportunities   0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
                           Fund
            ------------------------------------------------------------------------------------------------------------

             Floating      Columbia Floating Rate Fund     0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
             Rate
            ------------------------------------------------------------------------------------------------------------

             Cash          Columbia Money Market Fund      0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
             Equivalents
            ------------------------------------------------------------------------------------------------------------

             Alternative   Columbia Absolute Return        0-66%   0-56%   0-46%   0-36%   0-35%   0-35%   0-35%   0-35%
             Investment    Currency and Income Fund
             Strategies
------------------------------------------------------------------------------------------------------------------------

EQUITY       Emerging      RiverSource Disciplined         0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
             Markets       International Equity Fund
             Equities
                          ----------------------------------------------------------------------------------------------
                           Columbia Emerging Markets       0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Fund
            ------------------------------------------------------------------------------------------------------------

             Interna-      RiverSource Disciplined         0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
             tional        International Equity Fund
             Developed
             Equities
                          ----------------------------------------------------------------------------------------------
                           Columbia Multi-Advisor          0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           International Value Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Acorn International    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Select
                          ----------------------------------------------------------------------------------------------
                           Columbia Marsico                0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           International Opportunities
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia International Value    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Seligman Global        0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Technology Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Emerging Markets       0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Opportunity Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia European Equity Fund   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Global Equity Fund     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Acorn International    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Global Extended        0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Alpha Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Multi Advisor          0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           International Equity Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Asia Pacific ex-       0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Japan Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Pacific Asia Fund      0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
            ------------------------------------------------------------------------------------------------------------

             U.S. Small    Columbia Multi-Advisor Small    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
             Cap           Cap Value Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Frontier Fund          0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Small Cap Core Fund    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Small Cap Growth       0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Fund I
                          ----------------------------------------------------------------------------------------------
                           Columbia Small Cap Value Fund   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           I
                          ----------------------------------------------------------------------------------------------
                           Columbia Small Cap Value Fund   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           II
                          ----------------------------------------------------------------------------------------------
                           Columbia Select Smaller-Cap     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Value Fund
            ------------------------------------------------------------------------------------------------------------

             U.S. Mid      RiverSource Disciplined Small   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
             and Small     and Mid Cap Equity Fund
             Cap
             Equities
                          ----------------------------------------------------------------------------------------------
                           Columbia Acorn USA              0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Dividend Opportunity    0-66   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Equity Value Fund      0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Mid Cap Growth         0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Opportunity Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Mid Cap Growth Fund    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Acorn Fund             0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Mid-Cap Index Fund     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Mid-Cap Value Fund     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Mid Cap Value          0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Opportunity Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Acorn Select           0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%

------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
ASSET CLASS
(TARGET                                                                                 FUND
RANGES                                                       TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS*
SET FORTH                                                 --------------------------------------------------------------
IN           INVESTMENT                                    2010    2015    2020    2025    2030    2035    2040    2045
TABLE 2)     CATEGORY      ELIGIBLE UNDERLYING FUND**      FUND    FUND    FUND    FUND    FUND    FUND    FUND    FUND
------------------------------------------------------------------------------------------------------------------------
             U.S. Large    Columbia Large Core             0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
             Cap           Quantitative Fund
             Equities
                          ----------------------------------------------------------------------------------------------
                           Columbia Large Growth           0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Quantitative Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Large Value            0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Quantitative Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Dividend Income Fund   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Large Cap Growth       0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Contrarian Core Fund   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Diversified Equity     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Income Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Select Large-Cap       0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Value Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Select Large-Cap       0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Growth Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Strategic Investor     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Value and              0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Restructuring Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Large Cap Enhanced     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Core Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Large Cap Core Fund    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Large Cap Value Fund   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Marsico Flexible       0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Capital Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Marsico Focused        0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Equities Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Marsico Growth Fund    0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                          ----------------------------------------------------------------------------------------------
                           Columbia Seligman               0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Communications and
                           Information Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Recovery and           0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Infrastructure Fund
            ------------------------------------------------------------------------------------------------------------

             Specialty     Columbia 120/20 Contrarian      0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Equity Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Convertible            0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Securities Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Real Estate Equity     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Strategic Allocation   0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Fund
                          ----------------------------------------------------------------------------------------------
                           Columbia Energy and Natural     0-66%   0-76%   0-86%   0-95%   0-95%   0-95%   0-95%   0-95%
                           Resources Fund
------------------------------------------------------------------------------------------------------------------------


(*) Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table.
(**)A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

FOR COLUMBIA PORTFOLIO BUILDER AGGRESSIVE FUND, COLUMBIA PORTFOLIO BUILDER CONSERVATIVE FUND, COLUMBIA PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND, COLUMBIA PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND, COLUMBIA PORTFOLIO BUILDER MODERATE FUND AND COLUMBIA PORTFOLIO BUILDER TOTAL EQUITY FUND

For each prospectus, the section titled "More Information About the Funds -- Certain Principal Risks of the Underlying Funds" is replaced in its entirety with the following:

ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will make the underlying fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the underlying fund's concentration, its overall value may decline to a greater degree than if it held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle held by the underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN CURRENCY RISK. The underlying fund's exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund's exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

GEOGRAPHIC CONCENTRATION RISK. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

HIGH-YIELD SECURITIES RISK. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDUSTRY CONCENTRATION RISK. Investments that are concentrated in a particular issuer will make the underlying fund's portfolio value more susceptible to the events or conditions impacting that particular industry. Because the underlying money market fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry. Other underlying funds that concentrate in an industry may face economic, political or regulatory developments in that industry.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, such as value or growth investing, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.

NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.

REINVESTMENT RISK. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

SECTOR RISK. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than underlying funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of its total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" an underling fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the underlying fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund's Board of Directors may authorize a significant change in investment strategy or its liquidation.

VALUE SECURITIES RISK. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

For each prospectus, Appendix A, Underlying Funds-Investment Objectives and Strategies, is amended by adding the following information:

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.345.6611 or visit columbiamanagement.com. Read the prospectus carefully before you invest.

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Equity Funds
--------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-Japan Fund  The Fund seeks to provide long-term capital growth.

                                     Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies
                                     located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. For
                                     these purposes, a company is considered to be "located" in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific
                                     Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made,
                                     services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific
                                     Region include but are not limited to Australia, China, Hong
                                     Kong, India, Indonesia, Malaysia, New Zealand, Pakistan,
                                     Philippines, Singapore, South Korea, Taiwan, Thailand and
                                     Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular
                                     sectors.

--------------------------------------------------------------------------------------------------

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income   The Fund seeks to provide shareholders with a high level of
  Fund                               current income and, as a secondary objective, steady growth of capital.

                                     The Fund's assets primarily are invested in equity
                                     securities. Under normal market conditions, the Fund will
                                     invest at least 80% of its net assets in dividend-paying
                                     common and preferred stock. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
--------------------------------------------------------------------------------------------------

Columbia Dividend Opportunity Fund   The Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital.

                                     The Fund's assets are primarily invested in equity
                                     securities. Under normal market conditions, the Fund will
                                     invest at least 80% of its net assets in dividend-paying
                                     common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment
                                     portfolio. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic
                                     sector and, at times, it may emphasize one or more particular sectors.
--------------------------------------------------------------------------------------------------

Columbia Equity Value Fund           The Fund seeks to provide shareholders with growth of capital and income.

                                     Under normal market conditions, the Fund will invest at least
                                     80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term
                                     capital appreciation, or both. The Fund's investment
                                     philosophy is rooted in the belief that a disciplined,
                                     systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent
                                     opportunity for long-term growth of capital. The Fund may
                                     invest up to 25% of its net assets in foreign investments.
                                     The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
--------------------------------------------------------------------------------------------------

Columbia Emerging Markets            The Fund seeks to provide shareholders with long-term capital
  Opportunity Fund                   growth.

                                     The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World
                                     Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in
                                     securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries
--------------------------------------------------------------------------------------------------

Columbia European Equity Fund        The Fund seeks to provide shareholders with capital
                                     appreciation.

                                     The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. A
                                     company is considered to be located in Europe if: (1) it is organized under the laws of a European country and has a
                                     principal office in a European country; (2) it derives at
                                     least 50% of its total revenues from businesses in Europe; or
                                     (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity
                                     securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.
--------------------------------------------------------------------------------------------------

Columbia Frontier Fund               The Fund seeks to provide shareholders with growth of
                                     capital.

                                     Although the Fund may invest in the securities of any
                                     company, the Fund invests at least 65% of its net assets
                                     (including any amounts borrowed for investment purposes),
                                     determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the
                                     investment manager).

                                     The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth
                                     opportunities.
--------------------------------------------------------------------------------------------------

Columbia Global Equity Fund          The Fund seeks to provide shareholders with long-term capital growth.

                                     Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities, including companies located in developed and emerging countries.

--------------------------------------------------------------------------------------------------

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Global Extended Alpha Fund  The Fund seeks to provide shareholders with long-term capital growth.

                                     Under normal market conditions, the Fund will invest
                                     primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S.
                                     exchanges or have been formed under the laws of non-U.S.
                                     countries. The Fund's subadviser may reduce this 40% minimum investment amount to 30% if it believes that market
                                     conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a
                                     security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long
                                     positions, 'extending' the equity exposure of the Fund in an effort to achieve an enhanced level of 'alpha.' Alpha
                                     represents how much the Fund's return is attributable to the subadviser's ability to deliver above-average returns,
                                     adjusted for risk. To complete a short sale transaction, the
                                     Fund buys back the same security in the market and returns it to the lender.
--------------------------------------------------------------------------------------------------

Columbia Mid Cap Growth Opportunity  The Fund seeks to provide shareholders with growth of
  Fund                               capital.

                                     Under normal market conditions, the Fund will invest at least
                                     80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. Columbia Management
                                     Investment Advisers, LLC (the investment manager) defines
                                     mid-cap companies as those whose market capitalization
                                     (number of shares outstanding multiplied by the share price)
                                     falls within the range of the companies that comprise the
                                     Russell Midcap(R) Growth Index (the Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the
                                     Fund's other investment criteria, the Fund may choose to
                                     continue to hold a stock even if the company's market
                                     capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market
                                     capitalization of the smallest company within the Index.
--------------------------------------------------------------------------------------------------

Columbia Mid Cap Value Opportunity   The Fund seeks to provide shareholders with long-term growth
  Fund                               of capital.

                                     Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized
                                     companies. Medium-sized companies are those whose market
                                     capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies' preferreds, convertibles, or
                                     other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
--------------------------------------------------------------------------------------------------

Columbia Multi-Advisor               The Fund seeks to provide shareholders with long-term capital
  International Value Fund           growth.

                                     The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential.
--------------------------------------------------------------------------------------------------

Columbia Multi-Advisor Small Cap     The Fund seeks to provide shareholders with long-term capital
  Value Fund                         appreciation.

                                     Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap
                                     companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index.
--------------------------------------------------------------------------------------------------

Columbia Recovery and                The Fund seeks to provide shareholders with long-term growth
  Infrastructure Fund                of capital.

                                     The Fund is a non-diversified mutual fund that generally
                                     seeks to invest in infrastructure-related companies that
                                     appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these
                                     infrastructure-related companies have good prospects for
                                     growth or capital appreciation). Under normal market
                                     conditions, the Fund invests at least 80% of its net assets
                                     (including the amount of any borrowings for investment
                                     purposes) in equity securities issued by infrastructure-
                                     related companies. Infrastructure-related companies are
                                     defined as companies that derive at least 50% of their
                                     revenues or profits from the ownership, development,
                                     construction, operation, utilization or financing of
                                     infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-
                                     related assets.

--------------------------------------------------------------------------------------------------

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Seligman Communications     The Fund seeks to provide capital gain.
  and Information Fund
                                     The Fund invests at least 80% of its net assets in the
                                     securities of companies operating in the communications,
                                     information and related industries. Accordingly, the Fund
                                     invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad
                                     investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and
                                     technology-related companies. These technology and
                                     technology-related companies may include companies operating in any industry, including but not limited to software,
                                     hardware, health care, medical technology and technology
                                     services, such as the internet. The Fund may invest up to 25%
                                     of its net assets in foreign investments.
--------------------------------------------------------------------------------------------------

Columbia Seligman Global Technology  The Fund seeks to provide long-term capital appreciation.
  Fund
                                     The Fund generally invests at least 80% of its assets in
                                     equity securities of U.S. and non-U.S. companies with
                                     business operations in technology and technology-related
                                     industries. Technology-related companies are those companies that use technology extensively to improve their business
                                     processes and applications. The Fund may invest in companies domiciled in any country which the investment manager
                                     believes to be appropriate to the Fund's objective. The Fund generally invests in several countries in different
                                     geographic regions.
--------------------------------------------------------------------------------------------------

Columbia Select Large-Cap Value      The Fund seeks to provide long-term capital appreciation.
  Fund
                                     The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of "value" companies with large market
                                     capitalization ($4 billion or more) at the time of purchase by the Fund.
--------------------------------------------------------------------------------------------------

Columbia Select Smaller-Cap Value    The Fund seeks to provide long-term capital appreciation.
  Fund
                                     The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of "value" companies with smaller market
                                     capitalization ($3 billion or less) at the time of purchase by the Fund.
--------------------------------------------------------------------------------------------------

Fixed Income Funds
--------------------------------------------------------------------------------------------------
Columbia Floating Rate Fund          The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.

                                     Under normal market conditions, at least 80% of the Fund's net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be
                                     considered by the investment manager to be of comparable
                                     quality. Up to 25% of the Fund's net assets maybe invested in foreign investments.
--------------------------------------------------------------------------------------------------

Columbia Income Opportunities Fund   The Fund seeks to provide shareholders with a high total
                                     return through current income and capital appreciation.

                                     Under normal market conditions, the Fund's assets are
                                     invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield
                                     (junk bond) market. These income producing debt securities include corporate debt securities as well as bank loans. The
                                     Fund will purchase only securities rated B or above, or
                                     unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to
                                     hold the security. Up to 25% of the Fund's net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as
                                     "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or
                                     "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium).
                                     Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that
                                     holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

--------------------------------------------------------------------------------------------------

UNDERLYING FUNDS                     INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------------------------
Columbia Limited Duration Credit     The Fund seeks to provide shareholders with a level of
  Fund                               current income consistent with preservation of capital.

                                     Under normal market conditions, the Fund invests at least 80%
                                     of it net assets in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and
                                     intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below
                                     investment grade. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include
                                     investments in emerging markets.
--------------------------------------------------------------------------------------------------

Columbia U.S. Government Mortgage    The Fund seeks to provide shareholders with current income as
  Fund                               its primary objective and, as its secondary objective,
                                     preservation of capital.

                                     The Fund's assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related
                                     securities that either are issued or guaranteed as to
                                     principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or
                                     Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal
                                     National Mortgage Association (FNMA or Fannie Mae) and
                                     Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac)
                                     mortgage-backed bonds. FNMA and FHLMC are chartered or
                                     sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury.
--------------------------------------------------------------------------------------------------



Valid until next prospectus update